Operating Segment - Summary of Detailed Information About Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Revenue from external customers	¥ 187,219	¥ 182,537	¥ 184,341
Segment profit (loss)	18,888	26,793	25,798
Finance income	138	295	421
Finance expenses	(566)	(591)	(553)
Profit before tax	18,460	26,497	25,666
Other items
Depreciation and amortization	18,291	17,954	16,280
Impairment loss	6,502	1,467	3,339
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue from external customers	187,219	182,537	184,341
Segment profit (loss)	18,888	26,789	25,799
Other items
Depreciation and amortization	18,291	17,954	16,280
Impairment loss	6,502	1,467	3,339
Adjustments And Elimination [member]
Disclosure of operating segments [line items]
Segment profit (loss)		4	(1)
Japan Business [member]
Other items
Impairment loss	839	1,043	467
Japan Business [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue from external customers	153,584	144,130
Segment profit (loss)	26,284	24,401
Other items
Depreciation and amortization	11,866	11,893
Impairment loss	839	1,043
U.S. Business [member]
Other items
Impairment loss	5,663	424	2,872
U.S. Business [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue from external customers	33,635	38,407
Segment profit (loss)	(7,396)	2,388
Other items
Depreciation and amortization	6,425	6,061
Impairment loss	5,663	424
Japan [member]
Disclosure of operating segments [line items]
Revenue from external customers	153,584	144,130	144,098
Japan [member] | Japan Business [member]
Disclosure of operating segments [line items]
Revenue from external customers			144,098
Segment profit (loss)			24,230
Other items
Depreciation and amortization			10,898
Impairment loss			467
US [member]
Disclosure of operating segments [line items]
Revenue from external customers	¥ 33,568	¥ 38,296	40,162
US [member] | U.S. Business [member]
Disclosure of operating segments [line items]
Revenue from external customers			40,243
Segment profit (loss)			1,569
Other items
Depreciation and amortization			5,382
Impairment loss			¥ 2,872